July 5, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

Re:        Washington Mutual Investors Fund, Inc.
File Nos.  2-11051
           811-604


Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 30, 2005 of Registrant's Post-Effective Amendment No. 111 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940.



                                          Sincerely,



                                          Burton L. Raimi
                                          Secretary